UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

Name of Fund: MLP & Strategic Equity Fund Inc. (MTP)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, MLP & Strategic Equity Fund Inc.,

            4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1 – Schedule of Investments

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of July 31, 2010 (unaudited)	(Percentages shown are based on Net Assets)

Industry	Master Limited Partnerships & MLP Affiliates	Units Held	Value
Energy Equipment & Services - 1.0%	Exterran Partners LP	97,916	$2,490,983
Gas Utilities - 7.0%	Amerigas Partners LP	98,450	4,318,017
	Spectra Energy Partners LP	314,826	10,987,427
	Suburban Propane Partners LP	58,906	2,895,230

			18,200,674
Oil, Gas & Consumable Fuels - 90.4%	Alliance Resource Partners LP	63,346	3,308,562
	Boardwalk Pipeline Partners LP	384,104	11,830,403
	Buckeye Partners LP	187,313	11,888,756
	DCP Midstream Partners LP	141,182	5,054,316
	Duncan Energy Partners LP	204,220	5,671,189
	EV Energy Partner LP	46,690	1,735,467
	El Paso Pipeline Partners LP	391,500	12,328,335
	Enbridge Energy Management LLC (a)	132,322	7,125,540
	Enbridge Energy Partners LP	94,619	5,134,027
	Encore Energy Partners LP	74,900	1,498,000
	Energy Transfer Equity LP	265,557	9,443,207
	Energy Transfer Partners LP	63,973	3,235,754
	Enterprise Products Partners LP	327,608	12,380,306
	Genesis Energy LP	138,964	2,861,269
	Holly Energy Partners LP	81,570	3,775,875
	Inergy LP	113,306	4,820,037
	Kinder Morgan Management LLC (a)	216,231	12,720,868
	Magellan Midstream Partners LP	247,273	12,079,286
	Natural Resource Partners LP	126,762	3,259,051
	Niska Gas Storage Partners LLC	217,100	4,166,149
	Nustar Energy LP	143,349	8,741,422
	Nustar GP Holdings LLC	94,600	2,880,570
	ONEOK Partners LP	175,593	12,094,846
	Oxford Resource Partners LP	35,000	638,050
	PAA Natural Gas Storage LP	14,000	361,620
	Pioneer Southwest Energy Partners LP	57,113	1,482,082
	Plains All American Pipeline LP	201,749	12,393,441
	Quicksilver Gas Services LP	102,961	2,280,586
	Regency Energy Partners LP	390,113	10,220,961
	Sunoco Logistics Partners LP	122,770	9,399,271
	TC PipeLines LP	171,174	7,245,796
	Targa Resources Partners LP	266,600	7,331,500
	Teekay LNG Partners LP	90,563	3,124,424
	Transmontaigne Partners LP	50,676	1,625,179
	Western Gas Partners LP	222,420	5,329,183
	Williams Partners LP	205,200	9,508,968
	Williams Pipeline Partners LP	114,251	3,933,662

			232,907,958
	Total Master Limited Partnerships & MLP Affiliates (Cost - $ 166,772,347) - 98.4%		253,599,615

1

MLP & Strategic Equity Fund Inc.

Schedule of Investments as of July 31, 2010 (unaudited)		(Percentages shown are based on Net Assets)
	Short-Term Securities	Shares Held	Value
Money Market Fund - 0.2%	SSgA Prime Money Market Fund, 0.19% (b)	405,540	$ 405,540
	Total Short-Term Securities
	(Cost - $405,540) - 0.2%		405,540
	Total Investments
	(Cost - $167,177,887*) - 98.6%		254,005,155
	Other Assets Less Liabilities - 1.4%		3,584,791

	Net Assets - 100.0%		$ 257,589,946

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 159,235,648

Gross unrealized appreciation	$94,769,507
Gross unrealized depreciation	-

Net unrealized appreciation	$94,769,507

(a)	Non-income producing security; represents a pay-in-kind security which may pay dividends in additional units.

(b)	Represents the current yield as of July 31, 2010.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industy sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Securities[1]	$253,599,615	-	-	$253,599,615
Short-Term Securities	405,540	-	-	405,540
Total	$254,005,155	-	-	$254,005,155

1 See above Schedule of Investments for values in each industy.

2

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
MLP & Strategic Equity Fund Inc.

Date: September 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
MLP & Strategic Equity Fund Inc.

Date: September 20, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
MLP & Strategic Equity Fund Inc.

Date: September 20, 2010